B6 Customer contract related balances (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Receivables, Customer Finance, Contract Assets, Contract Liabilities and Deferred Sales Commissions

Trade receivables, customer finance, contract assets, contract liabilities and deferred sales commissions
	2023	2022
Customer finance credits 1)	6,917	5,370
Trade receivables 2)	42,215	48,413
Contract assets	7,999	9,843
Contract liabilities 3)	34,416	42,251
Deferred sales commissions 4)	1,006	754

1)	Of the total Customer finance credits balance, SEK 5,570 (4,955) million is current .
2)	Total trade receivables include SEK 166 (70) million relating to associated companies.
3)	The decrease in contract liabilities is mainly due to decreased incentive earnings based on lower sales as well as utilization of incentives in the period .
4)
Of the total Deferred sales commissions balance SEK 414 (345) million is current. The non-current
balance is presented within Other financial assets,
non-current
(see note F3 “Financial assets,
non-current”)
and the current balance is presented within Other current receivables (see note B7 “Other current receivables”).

Summary of Significant Movements in Contract Assets and Liabilities

Revenue recognized in the period
	2023	2022
Revenue recognized relating to the opening contract liability balance	32,874	25,601
Revenue recognized relating to performance obligations satisfied, or partially satisfied, in prior reporting periods	134	–7
Revenue recognized relating to performance obligations satisfied, or partially satisfied, in prior reporting periods is a net adjustment that relates to contract modifications, retrospective price adjustments, settlement and adjustments to variable consideration based on actual measurements concluded in the period.

Transaction price allocated to the remaining performance obligations
	2023	2022
Aggregate amount of transaction price allocated to unsatisfied, or partially unsatisfied, performance obligations	133,247	169,609